Long-term debt - Outstanding Debt, Long-term and Debt Issuance Costs (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016 [1]	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2015
Debt Disclosure [Abstract]
Principal outstanding, current portion of long-term debt	$ 3,230				$ 1,526
Principal outstanding, noncurrent portion	6,378				9,135
Total debt principal	9,608				10,661
Debt issuance costs, current portion of long-term debt	(35)				(37)
Debt issuance costs, noncurrent portion	(59)				(81)
Debt issuance costs, gross	(94)				(118)
Total debt, current portion	3,195	$ 3,136	$ 2,347	$ 1,278	1,489	[1]
Total debt, noncurrent portion	6,319	$ 6,728	$ 7,717	$ 9,205	9,054	[1]
Total debt, net of debt issuance costs	$ 9,514				$ 10,543

[1]	Refer to Note 39 "Restatement of previously issued financial statements"